Segment Information (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Segment Information
Revenues from external customers by destination	¥ 167,553	¥ 146,319	¥ 236,473
Unallocated corporate expenses	18,066	15,834	13,953
Unallocated corporate assets	¥ 182,602	¥ 190,282	¥ 167,079
Percentage of revenue of a single customer in total consolidated revenues	10.00%